CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]
Balance as at Dec. 31, 2013	$ 164,465	$ 44	$ 276,542		$ (112,121)
Balance of shares as at Dec. 31, 2013		4,381,409
Net income /(loss)	3,238				3,238
Issuance of common stock, net of issuance costs, shares		4,718,247
Issuance of common stock, net of issuance costs	96,001	$ 47	95,954
Issuance of restricted stock, and compensation cost on restricted stock (Note 9), value	341		341
Issuance of restricted stock, and compensation cost on restricted stock (Note 9), shares		45,180
Actuarial gain/ (loss)	(68)			$ (68)
Dividends declared and paid (Note 11)	(7,534)				(7,534)
Balance as at Dec. 31, 2014	256,443	$ 91	372,837	(68)	(116,417)
Balance of shares as at Dec. 31, 2014		9,144,836
Net income /(loss)	(17,531)				(17,531)
Issuance of restricted stock, and compensation cost on restricted stock (Note 9), value	928	$ 1	927
Issuance of restricted stock, and compensation cost on restricted stock (Note 9), shares		91,449
Actuarial gain/ (loss)	73			73
Dividends declared and paid (Note 11)	(739)				(739)
Balance as at Dec. 31, 2015	239,174	$ 92	373,764	5	(134,687)
Balance of shares as at Dec. 31, 2015		9,236,285
Net income /(loss)	(149,014)				(149,014)
Issuance of restricted stock, and compensation cost on restricted stock (Note 9), value	1,119	$ 2	1,117
Issuance of restricted stock, and compensation cost on restricted stock (Note 9), shares		124,989
Actuarial gain/ (loss)	(25)			(25)
Dividends declared and paid (Note 11)	(374)				(374)
Balance as at Dec. 31, 2016	$ 90,880	$ 94	$ 374,881	$ (20)	$ (284,075)
Balance of shares as at Dec. 31, 2016		9,361,274